INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components for the provision for income taxes are as follows:

	Year Ended
	June 30,	June 30,
	2016	2015

Current Taxes	$(72,538)	$(77,470)
Deferred Taxes	-	-
Income Taxes Expense (Benefit)	$(72,538)	$(77,470)

Schedule Of Differences Between Income Taxes And Provision For Income Taxes [Table Text Block]
The items accounting for the difference between income taxes at the Australia statutory rate and the provision for income taxes are as follows:

	Year Ended
	June 30,		June 30,
	2016		2015
	Amount	Impact on Rate	Amount	Impact on Rate

Income Tax Expense (Benefit) at Australia Statutory Rate	$(2,190,750)	(23.10)%	$(672,087)	(19.26)%

Expenses Paid by Parent on Behalf of Foreign Subsidiary	1,113,419	11.74%	156,410	4.48%

R&D Refundable Tax Credit	(72,538)	(0.76)%	(77,470)	(2.22)%

Reduction of NOL Carryforward Due to R&D Tax Credit	72,538	0.76%	77,470	2.22%

Change in Deferred Tax Valuation Allowance	900,761	9.50%	(355,636)	(10.19)%

Foreign Exchange Rate Changes	104,032	1.10%	793,843	22.74%

Total Income Tax Expense (Benefit)	$(72,538)	(0.76)%	$(77,470)	(2.22)%

Schedule Of Deferred Income Taxes [Table Text Block]
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of the Company's net deferred income taxes are as follows:

	June 30,	June 30,
	2016	2015
Current Deferred Tax Assets
Warrant Derivative Liability	$23,818	$88,204
Provision for Annual Leave	27,966	21,426
Superannuation	-	-
Total Current Deferred Tax Assets	$51,784	$109,630

Current Deferred Tax Liabilities
Prepaid Investor Services	$-	$-
Prepaid Expenses	6,198	-
Prepaid Insurance	-	-
Accounts Payable/Trade Creditors	-	-
Patent Costs	-	-
Total Current Deferred Tax Liabilities	$6,198	$-

Non-Current Deferred Tax Assets
Prepaid Investor Services	$378,409	$185,025
Capital Raising Costs	22,489	23,261
Legal Costs	22,801	23,583
Intellectual Property	11,226	11,612
Patent Costs	91,408	59,995
Formation Expense	6,881	7,117
Net Operating Loss Carryover	4,155,936	3,426,149
Foreign Exchange Loss (OCI)	(39,379)	(30,290)
Total Non-Current Deferred Tax Assets	4,649,771	3,706,452
Deferred Tax Valuation Allowance	(4,707,753)	(3,816,082)
Total Non-Current Deferred Tax Assets	(57,982)	(109,630)

Total Deferred Tax Assets (Net)	$-	$-